Contributed Equity - Schedule of Share Capital (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jul. 08, 2022	Jul. 01, 2022	Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Ordinary shares Fully paid, Shares	488,733,461	486,774,622		485,951,369	486,774,622
Ordinary shares Fully paid	$ 338,425,286	$ 338,108,198	$ 12,283	$ 338,011,842	$ 338,108,198